Lizette M. Perez-Deisboeck T: 617.570.1761 F: 617.523.1231 LPerez-Deisboeck@goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

July 20, 2007

By EDGAR and Federal Express

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Jay Ingram

Re:	Monotype Imaging Holdings Inc.: Registration Statement on Form S-1 (File No. 333-140232)

Dear Mr. Ingram:

In connection with the above-referenced registration statement, enclosed please find the acceleration requests of Monotype Imaging Holdings Inc. and the underwriters, seeking acceleration of the effective date of such registration statement to 4:00 p.m. on July 24, 2007, or as soon thereafter as practicable. Please contact me at (617) 570-1761 or Jocelyn M. Arel at (617) 570-1067 with notice of the effectiveness of the registration statement.

If you need any additional information, please do not hesitate to contact me.

Sincerely,

/s/ Lizette Pérez-Deisboeck

Lizette Pérez-Deisboeck

Enclosures

cc:	Janet M. Dunlap, Monotype Imaging Holdings Inc.
Jocelyn M. Arel, Goodwin Procter LLP